Capital management	6 Months Ended
Jun. 30, 2019
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Capital management
23.	Capital management
The PagSeguro Group monitors capital based on the gearing ratio which corresponds to net debt divided by total capital. Net debt is calculated as total borrowings (including current and non-current
borrowings as shown in the consolidated balance sheet) less cash and banks. Total capital is calculated as equity as shown in the consolidated balance sheet plus net debt.
The PagSeguro Group had no loans at June 30, 2019, and December 31, 2018. Therefore, no gearing ratio is presented.